Annual Total Returns [BarChart] - Strategic Bond Fund - Strategic Bond Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	4.68%
Annual Return 2012	8.38%
Annual Return 2013	(1.45%)
Annual Return 2014	5.45%
Annual Return 2015	(0.14%)
Annual Return 2016	3.10%
Annual Return 2017	3.86%
Annual Return 2018	(0.81%)
Annual Return 2019	9.19%
Annual Return 2020	8.43%